SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Customer relationships | Minimum
Intangible assets
Estimated useful life	3 years
Customer relationships | Maximum
Intangible assets
Estimated useful life	5 years
Software | Minimum
Intangible assets
Estimated useful life	3 years
Software | Maximum
Intangible assets
Estimated useful life	8 years
Domain name
Intangible assets
Estimated useful life	10 years
Brand name
Intangible assets
Estimated useful life	20 years
Others. | Minimum
Intangible assets
Estimated useful life	2 years
Others. | Maximum
Intangible assets
Estimated useful life	3 years